SCHEDULE OF DESCRIPTION OF SUBSIDIARIES (Details) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Common stock, shares issued	9,893,750
Common stock, shares outstanding	9,514,532	9,627,236
Common stock value	$ 10	$ 10
JBDI [Member]
Common stock, shares issued	10,000
Common stock, shares outstanding	10,000
Common stock value	$ 10,000
Effective ownership percentage	100.00%
Jurong Barrels [Member]
Common stock, shares issued	2,000,000
Common stock, shares outstanding	2,000,000
Common stock value	$ 2,000,000
Effective ownership percentage	100.00%
JBDI Systems [Member]
Common stock, shares issued	100
Common stock, shares outstanding	100
Common stock value	$ 100
Effective ownership percentage	100.00%